Share Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Scientific advisory board members	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Equity Incentive Plan	Jun. 30, 2003 Equity Incentive Plan	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance									5,700,000	3,700,000
Incentive stock options (ISOs), Vesting Period					2 years	2 years	3 years	3 years
Options, maximum term	10 years	10 years
Weighted-average grant date fair value for awards granted		$ 0.99
Total intrinsic value of the options exercised		$ 63,000	$ 35,000
Total fair value of shares vested		332,000	182,000
Options granted	495,200	322,200		39,000
Options granted, exercise price	$ 1.63	$ 1.42		$ 1.42
Options, vesting term				Vest ratably over a period of 12 to 24 months
Unrecognized share-based compensation expense related to employee stock option awards		$ 285,327	$ 259,899
Unrecognized share-based compensation expense, weighted-average recognition period											1 year 10 months 24 days	1 year 6 months